Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 1,664,188	$ 1,634,393	$ 1,591,601
Cement
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	626,394	639,312	657,332
Aggregates
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	115,328	82,190	83,438
Ready-mix concrete
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	745,896	735,174	688,236
Concrete block
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	147,655	153,474	140,128
Fly ash
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	28,607	21,954	19,833
Other goods and services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 308	$ 2,289	$ 2,634